Document and Entity Information	Nov. 06, 2023
Cover [Abstract]
Entity Registrant Name	Vita Coco Company, Inc.
Amendment Flag	false
Entity Central Index Key	0001482981
Document Type	8-K
Document Period End Date	Nov. 06, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-40950
Entity Tax Identification Number	11-3713156
Entity Address, Address Line One	250 Park Avenue South
Entity Address, Address Line Two	Seventh Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	(212)
Local Phone Number	206-0763
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	COCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false